REGULATORY CAPITAL (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The Bank's actual capital amounts and ratios at December 31, 2015 and 2014 were as follows:

December 31, 2015	Actual		Minimum Capital Requirement		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Tier 1 Capital to Average Assets:
Company	$140,862	9.73%	$57,896	4.00%	$72,370	5.00%
Bank	134,992	9.38	57,550	4.00	71,937	5.00
Tier 1 Capital to Risk Weighted Assets:
Company	140,862	14.86	56,861	6.00	75,814	8.00
Bank	134,992	14.27	56,773	6.00	75,698	8.00
Total Capital to Risk Weighted Assets:
Company	151,327	15.97	75,814	8.00	94,768	10.00
Bank	145,457	15.37	75,698	8.00	94,622	10.00
Common Equity Tier 1 Capital:
Company	140,862	14.86	42,645	4.50	61,599	6.50
Bank	134,992	14.27	42,580	4.50	61,504	6.50

December 31, 2014	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Bank:	(Dollars in Thousands)
Tier 1 Capital to Average Assets	$123,862	9.37%	$52,876	4.00%	$66,095	5.00%
Tier 1 Capital to Risk Weighted Assets	123,862	14.86	33,341	4.00	50,012	6.00
Total Capital to Risk Weighted Assets	132,306	15.87	66,695	8.00	83,369	10.00
Tangible Equity Ratio	123,862	9.37	19,828	1.50	N/A	N/A

Reconciliation of US GAAP and Bank Equity
Reconciliations of the Company’s total capital to the Bank’s regulatory capital are as follows:

	December 31,
	2015	2014
	(In Thousands)
Total capital per consolidated financial statements	$154,330	$157,739
Holding company equity not available for regulatory capital	(5,272)	(13,151)
Accumulated (gains) losses on available for sale securities	199	(189)
Intangible assets	(14,265)	(18,697)
Disallowed deferred tax asset	—	(1,840)
Total tier I capital	134,992	123,862
Adjustments for total capital:
Allowance for loan and credit losses	10,465	8,444
Total capital per regulatory reporting	$145,457	$132,306